Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Lessor, Operating Lease, Payments to be Received, Maturity

(In thousands)	Future Base Rent Payments
2021	$94,144
2022	87,762
2023	75,205
2024	68,210
2025	58,757
Thereafter	165,642
Total	$549,720

Schedule of Components of Income Tax Benefit (Expense)	The following table details the composition of the Company’s tax (expense) benefit for the years ended December 31, 2020, 2019 and 2018, which includes U.S. federal and state income taxes incurred by the Company’s TRS. The Company estimated its income tax (expense) benefit relating to its TRS using a combined federal and state rate of approximately (105.8)% and 26.4% for the years ended December 31, 2020 and 2019, respectively. These income taxes are reflected in income tax (expense) benefit on the accompanying consolidated statements of operations and comprehensive loss.

	Year Ended December 31,
	2020		2019		2018
(In thousands)	Current	Deferred	Current	Deferred	Current	Deferred
Federal (expense) benefit	$726	$—	$—	$(155)	$(272)	$399
State (expense) benefit	(196)	50	(176)	(68)	(353)	29
Deferred tax asset valuation allowance	—	(4,641)	—	—	—	—
Total income tax benefit (expense)	$530	$(4,591)	$(176)	$(223)	$(625)	$428